General Information and Basis of Operation (Tables)	6 Months Ended
Jun. 30, 2025
General Information and Basis of Operation [Abstract]
Schedule of Subsidiaries	As of the date of this report, details of the Company and its subsidiaries are as follows:
Name of entity	Date of incorporation	Holding company	Nature of business
Everbright Digital Holding Limited (“Everbright Holding”)	May 18, 2024	Everbright Digital Global Limited	Investment holding
Everbright Digital International Limited (“Everbright International”)	June 1, 2024	Everbright Digital Holding Limited	Investment holding
Hong Kong United Metaverse Limited (“Metaverse”)	March 31, 2021	Everbright Digital International Limited	Electronic Marketing Service

Schedule of Company’s Shareholders

As of the June 30, 2025 the Company’s shareholders are as follows:

Name of shareholder	Percentage of interest
Everbright Digital Global Limited	72.00
Voyage Advisors Limited	4.90
Value Global Gain Limited	4.90
Real Treasure Corporation Limited	4.60
Mighty Leader Capital Limited	4.60
Well Fortune Industries Limited	4.70
Emperor Victory Capital Limited	4.30
Public investors